Tax Matters - Deferred Taxes Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Beginning balance, deferred tax assets	€ 4,884	€ 5,616
Additions	2,040	1,080
Disposals	(760)	(1,877)
Transfers	15	21
Translation differences and hyperinflation adjustments	61	42
Company movements and others	0	2
Ending balance, deferred tax assets	6,240	4,884
Deferred tax liabilities
Beginning balance, deferred tax liabilities	3,067	2,602
Additions	383	685
Disposals	(673)	(400)
Transfers	21	(30)
Translation differences and hyperinflation adjustments	(92)	184
Company movements and others	(4)	26
Ending balance, deferred tax liabilities	€ 2,702	€ 3,067